Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended	164 Months Ended	200 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026
Adaptive Alpha Opportunities ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	26.69%	8.86%	14.04%	11.93%
Adaptive Hedged Multi-Asset Income ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	13.08%	3.69%	3.70%		3.01%
RH Tactical Outlook ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	27.08%	7.17%	8.26%	7.60%
RH Tactical Rotation ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	40.88%	10.56%	8.89%	8.38%
MSCI ACWI Index
Average Annual Return [Line Items]
Average Annual Return, Percent	30.80%	11.96%	13.35%	11.81%
Morningstar Moderate Aggressive Target Risk Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.67%	8.02%	10.23%	9.37%
Bloomberg Capital US Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%	0.17%	1.70%		2.58%
CRSP US Total Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	28.35%	11.35%	13.29%	12.45%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.78%	14.15%	15.65%	14.83%
Morningstar Moderate Aggressive Target Risk Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.67%	8.03%	10.23%	9.37%